Annual Fund Operating Expenses - ClearBridge Large Cap Value Fund	Mar. 01, 2021
Class A
Operating Expenses:
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.82%
Class C
Operating Expenses:
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.57%
Class I
Operating Expenses:
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.53%
Class R
Operating Expenses:
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.22%
Class IS
Operating Expenses:
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.48%
Class A2
Operating Expenses:
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.26%
Expenses (as a percentage of Assets)	0.95%
Class 1
Operating Expenses:
Management Fees (as a percentage of Assets)	0.44%
Distribution and Service (12b-1) Fees	none
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.61%